Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 4,259,854	$ 1,889,504
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 54,432	$ 128,350
Percent of Total	1.28%	6.79%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (70,474)	$ 783,671
Percent of Total	(1.65%)	41.47%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 382,071	$ 170,686
Percent of Total	8.97%	9.03%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 9,022
Percent of Total		0.48%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 258,636	$ 598,654
Percent of Total	6.07%	31.68%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 73,989	$ 52,989
Percent of Total	1.74%	2.80%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (200,728)
Percent of Total		(10.62%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 183,109	$ 62,508
Percent of Total	4.30%	3.31%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 14,676	$ 225,094
Percent of Total	0.34%	11.91%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 9,270	$ (122)
Percent of Total	0.22%	(0.01%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (53,793)	$ 13,190
Percent of Total	(1.26%)	0.70%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (145,789)	$ (350,211)
Percent of Total	(3.42%)	(18.53%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (11,349)	$ 6,043
Percent of Total	(0.27%)	0.32%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 70,730	$ (35,083)
Percent of Total	1.66%	(1.86%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 33,757	$ 30,949
Percent of Total	0.79%	1.64%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (21,000)	$ (199,049)
Percent of Total	(0.49%)	(10.53%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,481,589	$ 593,541
Percent of Total	81.72%	31.42%